Fair Value Disclosures of Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Fair Value Disclosures of Financial Instruments
Schedule of carrying amounts and fair values of financial instruments
	Estimated Fair Value				Carrying Amount of Asset (Liability)
	Level 1	Level 2	Level 3	Total
	(Dollars in thousands)
September 30, 2012
Cash, including restricted cash	$319,218	$2,698,049 (a)	$—	$3,017,267	$3,017,267
Notes receivable	—	18,874	—	18,874	18,973
Debt financing (including subordinated debt and foreign currency adjustment)	(18,249,220)	(7,607,860)	—	(25,857,080)	(24,209,105)
Derivative assets	—	70	—	70	70
Derivative liabilities	—	(23,910)	—	(23,910)	(23,910)
Guarantees	—	—	(52,273)	(52,273)	(49,685)
December 31, 2011
Cash, including restricted cash	$1,565,480	$824,336 (a)	$—	$2,389,816	$2,389,816
Notes receivable	—	8,713	—	8,713	9,489
Debt financing (including subordinated debt and foreign currency adjustment)	(18,382,511)	(5,845,534)	—	(24,228,045)	(24,384,272)
Derivative assets	—	198	—	198	198
Derivative liabilities	—	(31,756)	—	(31,756)	(31,756)
Guarantees	—	—	(34,103)	(34,103)	(21,164)
(a)
Includes restricted cash of $371.1 million (2012) and $414.8 million (2011).

	2011		2010
	Carrying Amount of Asset (Liability)	Fair Value of Asset (Liability)	Carrying Amount of Asset (Liability)	Fair Value of Asset (Liability)
	(Dollars in thousands)
Cash, including restricted cash	$2,389,816	$2,389,816	$3,524,750 (a)	$3,524,750
Notes and trade receivables	9,489	8,713	65,065	64,622
Debt financing (including subordinated debt and foreign currency adjustment)	(24,384,272)	(24,228,045)	(27,789,786)	(28,267,765)
Derivative assets(b)(c)	198	198	60,150	60,150
Derivative liabilities(b)	31,756	31,756	—	—
Guarantees	(21,164)	(34,103)	(10,013)	(11,654)
(a)
Includes restricted cash of $414.8 million (2011) and $457.1 million (2010).

(b)
Includes combined CVA and MVA of $6.4 million (2011) and $23.3 million (2010).

(c)
2010 balance is presented net of liabilities of $56,244.